Auditor's remuneration paid to Pricewaterhouse Coopers LLP	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Auditor's remuneration paid to Pricewaterhouse Coopers LLP
5. Auditor’s
remuneration
paid to
PricewaterhouseCoopers
LLP

	2024 $m	2023 $m	2022 $m

Audit of the Financial Statements	7	7	6

Audit of subsidiaries	3	3	2

Other assurance services a	1	1	1

	11	11	9

Under SEC regulations analysed as:

Audit	10	10	8

Other audit-related	1	1	1

	11	11	9

a.	Other assurance services consists of IT assurance and audit of System Fund financial information.